UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10503

Name of Fund: BlackRock New York Municipal 2018 Term Trust (BLH)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal 2018 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2013

Date of reporting period: 03/31/2013

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2013 (Unaudited)	BlackRock New York Municipal 2018 Term Trust (BLH) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York — 136.9%
Corporate — 2.4%
Port Authority of New York & New Jersey, RB, Continental Airlines, Inc. and Eastern Air Lines, Inc. Project, LaGuardia Airport, AMT, 9.13%, 12/01/15	$1,325	$1,358,099
County/City/Special District/School District — 50.2%
City of New York, New York, GO:
Series M, 5.00%, 4/01/15 (a)	1,055	1,153,432
Series M, 5.00%, 4/01/23	335	364,168
Sub-Series G-1, 5.00%, 4/01/18	5,000	5,934,250
Sub-Series H-2, 5.00%, 6/01/20	3,470	4,256,892
City of Rochester New York, Refunding, GO, Series I, 4.00%, 8/15/18	2,500	2,865,200
New York City Transitional Finance Authority, RB, Fiscal 2008, Series S-1, 5.00%, 1/15/23	1,400	1,620,052
New York City Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 2/01/20	2,000	2,446,380
New York State, Series E, GO:
5.00%, 12/15/18	1,000	1,226,150
5.00%, 12/15/20	2,000	2,513,860
New York State Dormitory Authority, RB:
Series E, 5.00%, 8/15/19	1,500	1,835,670
State University Dormitory Facilities, Series A, 5.00%, 7/01/18	1,045	1,250,876
New York State Dormitory Authority, Refunding RB, Third General Resolution, State University Educational Facilities, Series A, 4.00%, 5/15/18	1,000	1,139,500
New York State Urban Development Corp., Refunding RB, Series D, 5.50%, 1/01/19	750	912,120
Owego Apalachin Central School District, GO, Refunding (AGM), 4.00%, 6/15/18	1,015	1,142,169
		28,660,719
Education — 24.9%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A, 7.00%, 5/01/25 (b)(c)	450	67,442
City of Troy New York, Refunding RB, Rensselaer Polytechnic, Series B, 5.00%, 9/01/18	1,000	1,184,730
New York State Dormitory Authority, LRB, State University Dormitory Facilities, Series A, 5.00%, 7/01/21	250	305,245

	Par (000)	Value
Municipal Bonds
New York (continued)
Education (concluded)
New York State Dormitory Authority, RB:
Mental Health Services, 5.00%, 8/15/18	$1,020	$1,214,973
Pratt Institute, Series C (AGC), 5.00%, 7/01/19	600	712,362
School District Financing Program, Series C, 4.00%, 10/01/18	535	605,459
University of Rochester, Series A, 5.00%, 7/01/21	1,155	1,370,165
New York State Dormitory Authority, Refunding RB:
Brooklyn Law School, Series A (Radian), 5.50%, 7/01/13 (a)	1,000	1,013,520
Mental Health Services, 5.00%, 8/15/18 (d)	5	6,045
Teachers College, Series A, 5.00%, 7/01/17	200	233,494
Teachers College, Series A, 5.00%, 7/01/18	250	294,632
Yeshiva University, 5.00%, 9/01/27	2,000	2,264,200
Westchester County Industrial Development Agency New York, RB, Purchase College Foundation Housing, Series A (AMBAC), 5.13%, 12/01/22	3,710	3,752,702
Yonkers Industrial Development Agency New York, RB, Sarah Lawrence College Project, Series A:
5.00%, 6/01/18	600	689,460
5.00%, 6/01/19	400	464,576
		14,179,005
Health — 8.9%
East Rochester Housing Authority New York, Refunding RB, Genesee Valley Nursing Center (FHA), 5.20%, 12/20/24	1,090	1,097,510
New York State Dormitory Authority, Refunding RB, Miriam Osborn Memorial Home, 2.50%, 7/01/18	1,890	1,952,219
Orange County Industrial Development Agency New York, Refunding RB, St. Luke's Hospital Newburgh New York Project, Series A (Radian), 5.38%, 12/01/21	2,000	2,008,700
		5,058,429
Housing — 3.6%
New York State Dormitory Authority, Refunding RB, Series A:
North Shore Long Island Jewish, 5.00%, 5/01/18	615	730,755
BLACKROCK NEW YORK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2013 1

Schedule of Investments (continued)	BlackRock New York Municipal 2018 Term Trust (BLH) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (continued)
Housing (concluded)
New York State Dormitory Authority, Refunding RB, Series A (concluded):
North Shore Long Island Jewish, 4.00%, 5/01/19	$250	$287,415
North Shore Long Island Jewish, 5.00%, 5/01/19	650	785,077
State University Educational Facilities, 5.88%, 5/15/17	125	145,711
New York State Housing Finance Agency, RB, Affordable Housing, Series E (SONYMA), 1.50%, 5/01/18	120	119,222
		2,068,180
State — 16.6%
Monroe County Industrial Development Agency, RB, Rochester Schools Modernization Project, Series A, 5.00%, 5/01/18	1,000	1,176,690
New York State Dormitory Authority, RB, Series A, 5.00%, 3/15/18	2,000	2,383,900
New York State Dormitory Authority, Refunding LRB, Municipal Health Facilities, 4.00%, 5/15/18	550	619,416
New York State Thruway Authority, Refunding RB, Series A:
4.00%, 3/15/18	2,000	2,287,340
5.00%, 3/15/18	2,000	2,383,900
New York State Urban Development Corp., RB, State Personal Income Tax, Series A-1, 5.00%, 12/15/22	500	597,290
		9,448,536
Transportation — 23.3%
Metropolitan Transportation Authority, Refunding RB:
Series A, 5.00%, 11/15/18	1,000	1,206,890
Series C, 4.00%, 11/15/16	1,000	1,113,670
Series C, 5.00%, 11/15/17	1,000	1,178,360
Series C, 5.00%, 11/15/18	1,965	2,357,293
New York State Thruway Authority, RB, Transportation, Series A, 5.00%, 3/15/20	1,750	2,099,737
New York State Thruway Authority, Refunding RB, Series I, 5.00%, 1/01/18	1,300	1,526,473
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, 5.00%, 12/01/20	300	343,281
Triborough Bridge & Tunnel Authority, Refunding RB, Series B, 4.00%, 11/15/18	3,000	3,469,980
		13,295,684
	Par (000)	Value
Municipal Bonds
New York (concluded)
Utilities — 7.0%
Long Island Power Authority, Refunding RB, Series A, 5.25%, 4/01/21	$1,000	$1,184,250
New York City Municipal Water Finance Authority, Refunding RB, Series FF, 5.00%, 6/15/20	2,000	2,472,260
Upper Mohawk Valley Regional Water Finance Authority, Refunding RB, Series 2012, 4.00%, 4/01/18	300	334,827
		3,991,337
Total Municipal Bonds in New York		78,059,989

Guam — 0.3%
Utilities — 0.3%
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/19	140	166,877
Puerto Rico — 6.6%
State — 2.8%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Sales Tax Revenue, Series C, 5.00%, 8/01/22	1,365	1,592,491
Utilities — 3.8%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 5.00%, 7/01/19	570	579,912
Puerto Rico Electric Power Authority, RB, Series WW, 5.50%, 7/01/21	1,500	1,574,445
		2,154,357
Total Municipal Bonds in Puerto Rico		3,746,848
Total Long-Term Investments (Cost – $78,738,483) – 143.8%		81,973,714

	Shares
Short-Term Securities
BIF New York Municipal Money Fund, 0.00% (e)(f)	125,686	125,686
Total Short-Term Securities (Cost – $125,686) – 0.2%		125,686
Total Investments (Cost - $78,864,169*) – 144.0%		82,099,400
Other Assets Less Liabilities – 1.3%		741,078
Preferred Shares, at Redemption Value – (45.3)%		(25,825,000)
Net Assets Applicable to Common Shares – 100.0%		$57,015,478

BLACKROCK NEW YORK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2013 2

Schedule of Investments (continued)	BlackRock New York Municipal 2018 Term Trust (BLH)

*	As of March 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
	Tax cost	$78,864,169
	Gross unrealized appreciation	$3,648,424
	Gross unrealized depreciation	(413,193)
	Net unrealized appreciation	$3,235,231

Notes to Schedule of Investments

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(c)	Non-income producing security.
(d)	Security is collateralized by Municipal or US Treasury obligations.
(e)	Investments in issuers considered to be an affiliate of the Trust during the period ended March 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2012	Net Activity	Shares Held at March 31, 2013	Income
BIF New York Municipal Money Fund	577,963	(452,277)	125,686	$11

(f)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
FHA	Federal Housing Administration
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
Radian	Radian Financial Guaranty
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency

BLACKROCK NEW YORK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2013 3

Schedule of Investments (concluded)	BlackRock New York Municipal 2018 Term Trust (BLH)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the Trust's investments categorized in the disclosure hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$81,973,714	—	$81,973,714
Short-Term Securities	$125,686	—	—	125,686
Total	$125,686	$81,973,714	—	$82,099,400

1 See above Schedule of Investments for values in each sector or political subdivision.

There were no transfers between levels during the period ended March 31, 2013.

BLACKROCK NEW YORK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2013 4

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal 2018 Term Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal 2018 Term Trust

Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal 2018 Term Trust

Date: May 24, 2013

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal 2018 Term Trust

Date: May 24, 2013